UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2001
                                                   -----------------
Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               11/03/2008
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  73
                                                 --------------------

Form 13F Information Table Value Total:                $153,626
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1348    25993 SH       SOLE        NONE        100%
American Express               COM              025816109     2153    74105 SH       SOLE        NONE        100%
American Intl.                 COM              026874107     1627    20858 SH       SOLE        NONE        100%
American Standard              COM              029712106     1607    29225 SH       SOLE        NONE        100%
American T&T                   COM              031162100      223    11542 SH       SOLE        NONE        100%
Amgen Inc                      COM              031162100     2424    41245 SH       SOLE        NONE        100%
Anadarko Petro                 COM              032511107     1835    38165 SH       SOLE        NONE        100%
AOL Time Warner                COM              00184A105     3357   101422 SH       SOLE        NONE        100%
Bank of America                COM              060505104     2465    42206 SH       SOLE        NONE        100%
Bear Stearns Co.               COM              073902108     3652    73027 SH       SOLE        NONE        100%
Camden Property                COM              133131102     1431    38575 SH       SOLE        NONE        100%
Charter Commun.                COM              16117M107     2496   201591 SH       SOLE        NONE        100%
Cisco Systems Inc              COM              17275r102      888    72925 SH       SOLE        NONE        100%
Citigroup                      COM              172967101     3666    90526 SH       SOLE        NONE        100%
Colonial Prop                  COM              195872106     3163   107025 SH       SOLE        NONE        100%
Comcast Class A                COM              200300200     4056   113065 SH       SOLE        NONE        100%
Commercial Net Lse             COM              202218103     1320    99650 SH       SOLE        NONE        100%
Convergys Corp                 COM              212485106     3770   135870 SH       SOLE        NONE        100%
CSG Systems                    COM              126349109     4397   107255 SH       SOLE        NONE        100%
Developers Divers.             COM              251591103     1715    95540 SH       SOLE        NONE        100%
Duke-Weeks Realty              COM              264411505     2762   116605 SH       SOLE        NONE        100%
El Paso Corp                   COM              283905107     4200   101079 SH       SOLE        NONE        100%
Electronics For Img            COM              286082102      707    43400 SH       SOLE        NONE        100%
EMC Corp                       COM              268648102     1369   116525 SH       SOLE        NONE        100%
Expeditors Inc                 COM              302130109      436     9200 SH       SOLE        NONE        100%
Fannie Mae                     COM              313586109     3703    46255 SH       SOLE        NONE        100%
First Indust     Real          COM              32054K103     3473   115750 SH       SOLE        NONE        100%
Freddie Mac                    COM              313400301     1388    21360 SH       SOLE        NONE        100%
Gables Residential             COM              362418105     2288    74610 SH       SOLE        NONE        100%
General Electric               COM              369604103     2794    75115 SH       SOLE        NONE        100%
Halliburton Co                 COM              406216101      462    20475 SH       SOLE        NONE        100%
Hewlett Packard                COM              428236103      606    37738 SH       SOLE        NONE        100%
Highwoods Property             COM              431284108     3316   133980 SH       SOLE        NONE        100%
Home Depot                     COM              437076102      641    16708 SH       SOLE        NONE        100%
Honeywell Int'l                COM              438516106      714    27045 SH       SOLE        NONE        100%
IBM                            COM              459200101     2990    32595 SH       SOLE        NONE        100%
J.P. Morgan                    COM              46625H100     2756    80692 SH       SOLE        NONE        100%
Johnson & Johnson              COM              478160104     4048    73076 SH       SOLE        NONE        100%
Lehman Brothers                COM              524908100     1993    35050 SH       SOLE        NONE        100%
Liberty Media Grp              COM              001957208     1315   103554 SH       SOLE        NONE        100%
Liberty Prop Tr                COM              531172104     2804    97725 SH       SOLE        NONE        100%
Lilly (Eli) & Co.              COM              532457108     4286    53105 SH       SOLE        NONE        100%
Lowe's Companies               COM              548661107     3012    95154 SH       SOLE        NONE        100%
Macerich                       COM              554382101     2524   114230 SH       SOLE        NONE        100%
Mack-Cali Realty               COM              554489104     3752   121025 SH       SOLE        NONE        100%
Masco Corp.                    COM              574599106      772    37775 SH       SOLE        NONE        100%
Men's Wearhouse                COM              587118100     3049   168649 SH       SOLE        NONE        100%
Merck & Co.                    COM              589331107      819    12290 SH       SOLE        NONE        100%
Merrill Lynch Inc.             COM              590188108     1618    39850 SH       SOLE        NONE        100%
MGIC Investment Cp             COM              552848103     3203    49025 SH       SOLE        NONE        100%
Mirant Corp                    COM              604675108     1638    74780 SH       SOLE        NONE        100%
Motorola Inc.                  COM              620076109      463    29650 SH       SOLE        NONE        100%
Nokia Corp                     COM              654902204     1572   100429 SH       SOLE        NONE        100%
Oracle Systems                 COM              68389X105     1108    88062 SH       SOLE        NONE        100%
Pepsico Inc.                   COM              713448108     4078    84075 SH       SOLE        NONE        100%
Pfizer Inc                     COM              717081103     4695   117087 SH       SOLE        NONE        100%
Pharmacia Corp                 COM              717134102      380     9375 SH       SOLE        NONE        100%
Procter & Gamble               COM              742718109      211     2900 SH       SOLE        NONE        100%
Royal Dutch Petrol             COM              780257804      558    11100 SH       SOLE        NONE        100%
Schering-Plough                COM              806605101     1950    52565 SH       SOLE        NONE        100%
Schlumberger Ltd               COM              806857108      315     6900 SH       SOLE        NONE        100%
Simon Property Grp             COM              828806109     2792   103759 SH       SOLE        NONE        100%
St. Jude Medical               COM              790849103      607     8875 SH       SOLE        NONE        100%
Storage USA                    COM              861907103      418    10525 SH       SOLE        NONE        100%
Sun Microsystems               COM              866810203      858   103760 SH       SOLE        NONE        100%
Sungard Data                   COM              867363103     3880   166044 SH       SOLE        NONE        100%
Teleflex                       COM              879369106     2070    55368 SH       SOLE        NONE        100%
Texaco Inc.                    COM              881694103      955    14687 SH       SOLE        NONE        100%
TJX Companies                  COM              872540109      237     7200 SH       SOLE        NONE        100%
Tyco Intl Ltd                  COM              902124106     5982   131464 SH       SOLE        NONE        100%
U.S. Bancorp                   COM              902973304      937    42224 SH       SOLE        NONE        100%
Wells Fargo                    COM              949746101     1275    28685 SH       SOLE        NONE        100%
WorldCom                       COM              98157D106     1254    83376 SH       SOLE        NONE        100%